SCHEDULE OF CASH AND NON-CASH ACTIVITIES OF LEASES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Notes To Consolidated In Financial Statements
Operating lease expenses	$ 19,441	$ 117,593
Short-term lease expenses	3,502	3,451
Cash paid for amounts included in the measurement of lease liabilities	19,215
Lease amortization	19,441	117,593
Interest portion	$ 537	2,920
Cash paid for amounts included in the measurement of lease liabilities		85,797
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 38,750